Subsequent Events (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands						12 Months Ended
	Mar. 19, 2025 USD ($)	Jan. 30, 2025 ILS (₪) shares	Jan. 30, 2025 USD ($) $ / shares shares	Jan. 01, 2024 ILS (₪) shares	Jun. 30, 2022 $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ₪ / shares	Feb. 28, 2025 shares	Feb. 21, 2025 shares	Feb. 17, 2025 shares	Jun. 25, 2024 shares	Dec. 13, 2023 shares	Dec. 11, 2022 shares
Subsequent Events [Line Items]
Ordinary shares				130,620,000		13,680,000	90,000		1,200			10,466	8,333,335	4,045,305
Purchase price (in New Shekels)				₪ 812			$ 3,394
Offering price per share (in Dollars per share) | $ / shares					$ 4.13
Exercise price per share (in Dollars per share) | ₪ / shares								₪ 1.639
Gross amount (in Dollars)		₪ 5,448	$ 1,520
American Depositary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares		162,899	162,899			11,403						10,466	6,945	3,372
Offering price per share (in Dollars per share) | $ / shares			$ 10.66			$ 11.67
Non Adjusting Events After Reporting Periods [Member]
Subsequent Events [Line Items]
Ordinary shares		195,428,970	195,428,970								10,000,000,000
Ordinary shares issued										90
Non Adjusting Events After Reporting Periods [Member] | American Depositary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares		162,899	162,899
Ordinary shares issued		390,857,940	390,857,940							1,200
Offering price per share (in Dollars per share) | $ / shares			$ 325,797
Exercise price per share (in Dollars per share) | $ / shares			$ 10.66
Gross amount (in Dollars) | $			$ 1,520
Repayment amount (in Dollars) | $	$ 132
Non Adjusting Events After Reporting Periods [Member] | American Depositary Shares [Member] | Purchase Agreements [Member]
Subsequent Events [Line Items]
Ordinary shares		13,680,000	13,680,000
Ordinary shares issued		11,403	11,403
Offering price per share (in Dollars per share) | $ / shares			$ 11.67